Commitment and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Commitments and contingencies [line items]
Commitments net	$ 9,522	$ 7,027
Bank guarantees	868	1,264
Restricted time deposits	$ 666	$ 766
Bottom of range [member]
Commitments and contingencies [line items]
Bank guarantees, remaining expiry term	1 year
Top of range [member]
Commitments and contingencies [line items]
Bank guarantees, remaining expiry term	5 years